Maturity of Assets and Liabilities (Details) - Schedule of classification of assets and liabilities in the order of liquidity - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Assets Total [Member]
Assets
Cash and due from banks		$ 3,713,734	$ 2,560,216
Transactions in the course of collection		326,446	163,252
Financial Assets held-for-trading		3,876,695	4,666,156
Investments under resale agreements		64,365	76,407
Derivative instruments		2,983,298	2,618,004
Loans and advances to banks	[1]	1,529,832	2,939,656
Loans to customers at amortized cost	[1]	34,265,873	30,937,690
Financial Assets at Fair Value through Other Comprehensive Income		3,061,174	1,068,153
Financial instruments at amortized cost		839,744
Total financial assets		50,661,161	45,029,534
Liabilities, Total [Member]
Liabilities
Current accounts and other demand deposits		18,542,791	15,167,229
Transactions in the course of payment		210,479	882,944
Obligations under repurchase agreements		95,009	288,917
Savings accounts and time deposits	[2]	8,691,749	8,556,991
Derivative instruments		2,773,476	2,841,653
Borrowings from financial institutions		4,861,865	3,669,753
Debt issued:
Mortgage bonds		4,116	6,786
Bonds		8,557,279	7,700,402
Subordinate bonds		917,510	886,407
Other financial obligations		274,618	191,713
Lease liabilities		95,670	115,017
Total financial liabilities		45,024,562	40,307,812
Demand [Member]
Assets
Cash and due from banks		3,713,734	2,560,216
Transactions in the course of collection
Financial Assets held-for-trading
Investments under resale agreements
Derivative instruments
Loans and advances to banks	[1]
Loans to customers at amortized cost	[1]
Financial Assets at Fair Value through Other Comprehensive Income
Financial instruments at amortized cost
Total financial assets		3,713,734	2,560,216
Liabilities
Current accounts and other demand deposits		18,542,791	15,167,229
Transactions in the course of payment
Obligations under repurchase agreements
Savings accounts and time deposits	[2]
Derivative instruments
Borrowings from financial institutions
Debt issued:
Mortgage bonds		528
Bonds		139,874
Subordinate bonds		4,227
Other financial obligations
Lease liabilities		2,312
Total financial liabilities		18,689,732	15,167,229
Up to 1 month [Member]
Assets
Cash and due from banks
Transactions in the course of collection		326,446	163,252
Financial Assets held-for-trading		3,876,695	4,666,156
Investments under resale agreements		37,763	39,095
Derivative instruments		81,336	131,978
Loans and advances to banks	[1]	1,366,332	2,743,134
Loans to customers at amortized cost	[1]	3,602,722	3,135,874
Financial Assets at Fair Value through Other Comprehensive Income		92,654	78,180
Financial instruments at amortized cost
Total financial assets		9,383,948	10,957,669
Liabilities
Current accounts and other demand deposits
Transactions in the course of payment		210,479	882,944
Obligations under repurchase agreements		87,667	288,874
Savings accounts and time deposits	[2]	6,640,986	5,909,865
Derivative instruments		34,931	185,093
Borrowings from financial institutions		196,093	76,018
Debt issued:
Mortgage bonds		544	806
Bonds		374,532	220,455
Subordinate bonds		1,390	3,547
Other financial obligations		274,413	191,303
Lease liabilities		6,586	2,271
Total financial liabilities		7,827,621	7,761,176
Over 1 month and up to 3 months [Member]
Assets
Cash and due from banks
Transactions in the course of collection
Financial Assets held-for-trading
Investments under resale agreements		14,013	20,591
Derivative instruments		235,071	211,871
Loans and advances to banks	[1]	81,053	71,401
Loans to customers at amortized cost	[1]	2,492,113	2,173,685
Financial Assets at Fair Value through Other Comprehensive Income		475,406	140,367
Financial instruments at amortized cost
Total financial assets		3,297,656	2,617,915
Liabilities
Current accounts and other demand deposits
Transactions in the course of payment
Obligations under repurchase agreements		4	43
Savings accounts and time deposits	[2]	1,748,178	1,945,177
Derivative instruments		226,057	243,096
Borrowings from financial institutions		1,259,282	141,809
Debt issued:
Mortgage bonds		1,066	793
Bonds		848,924	113,448
Subordinate bonds		112,859	1,221
Other financial obligations		25	40
Lease liabilities		17,502	4,621
Total financial liabilities		4,213,897	2,450,248
Over 3 month and up to 12 months [Member]
Assets
Cash and due from banks
Transactions in the course of collection
Financial Assets held-for-trading
Investments under resale agreements		12,589	16,721
Derivative instruments		703,543	423,431
Loans and advances to banks	[1]	81,457	125,121
Loans to customers at amortized cost	[1]	6,415,681	5,791,178
Financial Assets at Fair Value through Other Comprehensive Income		1,008,858	487,075
Financial instruments at amortized cost
Total financial assets		8,222,128	6,843,526
Liabilities
Current accounts and other demand deposits
Transactions in the course of payment
Obligations under repurchase agreements		7,338
Savings accounts and time deposits	[2]	234,675	642,125
Derivative instruments		713,279	442,551
Borrowings from financial institutions		18,344	341,188
Debt issued:
Mortgage bonds			1,714
Bonds			891,973
Subordinate bonds			113,397
Other financial obligations		90	163
Lease liabilities			20,025
Total financial liabilities		973,726	2,453,136
Subtotal up to 1 year [Member]
Assets
Cash and due from banks		3,713,734	2,560,216
Transactions in the course of collection		326,446	163,252
Financial Assets held-for-trading		3,876,695	4,666,156
Investments under resale agreements		64,365	76,407
Derivative instruments		1,019,950	767,280
Loans and advances to banks	[1]	1,528,842	2,939,656
Loans to customers at amortized cost	[1]	12,510,516	11,100,737
Financial Assets at Fair Value through Other Comprehensive Income		1,576,918	705,622
Financial instruments at amortized cost
Total financial assets		24,617,466	22,979,326
Liabilities
Current accounts and other demand deposits		18,542,791	15,167,229
Transactions in the course of payment		210,479	882,944
Obligations under repurchase agreements		95,009	288,917
Savings accounts and time deposits	[2]	8,623,839	8,497,167
Derivative instruments		974,267	870,740
Borrowings from financial institutions		1,473,719	559,015
Debt issued:
Mortgage bonds		2,138	3,313
Bonds		1,363,330	1,225,876
Subordinate bonds		118,476	118,165
Other financial obligations		274,528	191,506
Lease liabilities		26,400	26,917
Total financial liabilities		31,704,976	27,831,789
Over 1 year and up to 3 years [Member]
Assets
Cash and due from banks
Transactions in the course of collection
Financial Assets held-for-trading
Investments under resale agreements
Derivative instruments		651,610	593,691
Loans and advances to banks	[1]	990
Loans to customers at amortized cost	[1]	7,627,207	6,876,058
Financial Assets at Fair Value through Other Comprehensive Income		836,880	162,683
Financial instruments at amortized cost
Total financial assets		9,116,687	7,632,432
Liabilities
Current accounts and other demand deposits
Transactions in the course of payment
Obligations under repurchase agreements
Savings accounts and time deposits	[2]	65,552	58,441
Derivative instruments		644,452	666,493
Borrowings from financial institutions		3,388,146	1,020,138
Debt issued:
Mortgage bonds		1,425	2,321
Bonds		1,933,284	1,704,497
Subordinate bonds		19,979	29,354
Other financial obligations		90	189
Lease liabilities		29,056	39,697
Total financial liabilities		6,081,984	3,521,130
Over 3 year and up to 5 years [Member]
Assets
Cash and due from banks
Transactions in the course of collection
Financial Assets held-for-trading
Investments under resale agreements
Derivative instruments		400,466	405,153
Loans and advances to banks	[1]
Loans to customers at amortized cost	[1]	4,002,539	3,711,756
Financial Assets at Fair Value through Other Comprehensive Income		124,380	16,856
Financial instruments at amortized cost		413,599
Total financial assets		4,940,984	4,133,765
Liabilities
Current accounts and other demand deposits
Transactions in the course of payment
Obligations under repurchase agreements
Savings accounts and time deposits	[2]	1,906	1,232
Derivative instruments		399,499	427,190
Borrowings from financial institutions			2,090,600
Debt issued:
Mortgage bonds		185	838
Bonds		1,784,606	1,586,221
Subordinate bonds		15,854	16,688
Other financial obligations			18
Lease liabilities		16,449	19,424
Total financial liabilities		2,218,499	4,142,211
Over 5 years [Member]
Assets
Cash and due from banks
Transactions in the course of collection
Financial Assets held-for-trading
Investments under resale agreements
Derivative instruments		911,272	851,880
Loans and advances to banks	[1]
Loans to customers at amortized cost	[1]	10,125,611	9,249,139
Financial Assets at Fair Value through Other Comprehensive Income		522,996	182,992
Financial instruments at amortized cost		426,145
Total financial assets		11,986,024	10,284,011
Liabilities
Current accounts and other demand deposits
Transactions in the course of payment
Obligations under repurchase agreements
Savings accounts and time deposits	[2]	452	151
Derivative instruments		755,258	877,230
Borrowings from financial institutions
Debt issued:
Mortgage bonds		368	314
Bonds		3,476,059	3,183,808
Subordinate bonds		763,201	722,200
Other financial obligations
Lease liabilities		23,765	28,979
Total financial liabilities		5,019,103	4,812,682
Subtotal over 1 year [Member]
Assets
Cash and due from banks
Transactions in the course of collection
Financial Assets held-for-trading
Investments under resale agreements
Derivative instruments		1,963,348	1,850,724
Loans and advances to banks	[1]	990
Loans to customers at amortized cost	[1]	21,755,357	19,836,953
Financial Assets at Fair Value through Other Comprehensive Income		1,484,256	362,531
Financial instruments at amortized cost		839,744
Total financial assets		26,043,695	22,050,208
Liabilities
Current accounts and other demand deposits
Transactions in the course of payment
Obligations under repurchase agreements
Savings accounts and time deposits	[2]	67,910	59,824
Derivative instruments		1,799,209	1,970,913
Borrowings from financial institutions		3,388,146	3,110,738
Debt issued:
Mortgage bonds		1,978	3,473
Bonds		7,193,949	6,474,526
Subordinate bonds		799,034	768,242
Other financial obligations		90	207
Lease liabilities		69,270	88,100
Total financial liabilities		$ 13,319,586	$ 12,476,023

[1]	The respective provisions, which amount to Ch$836,107 million and Ch$673,496 million in 2020 and 2021, respectively, for loans to customers and Ch$458 million and Ch$81 million for loans and advances to banks, have not been deducted from these balances.
[2]	Excludes term saving accounts, which amount to Ch$448,257 million (Ch$342,550 million in December 2020